Capital stock (Details 2)	3 Months Ended
Mar. 31, 2025 $ / shares
$1.10
Statement [Line Items]
Number of shares outstanding	60,000
Weighted average remaining contractual life (in years)	1 year 3 months 29 days
Weighted average exercise price	$ 1.10
Options exercisable	60,000
$1.11 - $1.50
Statement [Line Items]
Number of shares outstanding	1,125,000
Weighted average remaining contractual life (in years)	7 years 8 months 26 days
Weighted average exercise price	$ 1.25
Options exercisable	526,000
$1.51 ? $2.00
Statement [Line Items]
Number of shares outstanding	1,185,000
Weighted average remaining contractual life (in years)	7 years 4 months 28 days
Weighted average exercise price	$ 1.24
Options exercisable	586,000